CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT (Tables)	12 Months Ended
Dec. 31, 2014
CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT [Abstract]
Schedule of Movements of Liability and Derivative Components of Convertible Debt
	Liability	Derivative
	component	component	Total

At 1 January 2014	$-	$-	$-
Notes issued on April 30, 2014	54,443,840	3,556,160	58,000,000
Change in fair value	-	(157,518)	(157,518)
Interest charge during the year	574,834	-	574,834
At 31 December 2014	$55,018,674	$3,398,642	$58,417,316

Schedule of Convertible Notes
	2013	2014

Current liabilities	$-	4,000,000
Non-current liabilities	-	51,018,674
	$-	55,018,674